Going Concern	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Going Concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. As of September 30, 2011, the Company had an accumulated deficit and stockholders’ deficit of $17,132,373 and $214,870, respectively, and incurred losses from operations of $1,462,546 for the three months ended September 30, 2011 and used cash from operations of $1,212,339 during the three months ended September 30, 2011. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

In February 2011, the Company renegotiated its Line of Credit with its largest principal stockholder (the Lender) to replace the Line of Credit with a five-year convertible note with a reduced principal amount (Convertible note agreement note).   Management believes that its working capital needs will be met over the next eight to twelve months via a combination of sales of stock through private investments resulting from the Company’s contacts with institutional and private investors or additional debt financing. There is no guarantee that such fund raising efforts will be successful. If we are unable to generate substantial cash flows from sales of our products, or through financings, we may not be able to remain operational. Management believes the activities presently being taken provide the opportunity for the Company to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. The Company has a net loss and net cash used in operating activities in 2011 of $6,026,641 and $3,636,213 respectively and has an accumulated deficit of $15,669,827 at June 30, 2011.  In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended June 30, 2011 the Company issued 1,649,000 shares of common stock and 841,200 warrants to purchase common stock in exchange for $1,343,220, net of a $28,680 finder’s fee.  In addition, in September 2010, the Company signed a purchase agreement with Lincoln Park Capital Fund, LLC which provided for the sale of up to an additional $4.8 million worth of common stock of the Company.  During the year ended June 30, 2011, the Company has issued 2,348,063 shares of common stock and five year warrants to purchase 200,000 shares of common stock in exchange for $3,358,866 under this agreement.

In addition, in February 2011 the Company renegotiated its Line of Credit with its largest principal stockholder (the Lender) to replace the Line of Credit with a five-year convertible note with a reduced principal amount  (Convertible note agreement).

The Company is currently exploring several options to arrange additional debt or equity financing. Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern.